INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of Company's net deferred tax assets

December 31,
2019
Deferred tax asset
Organizational costs/Startup expenses	$153,773
Total deferred tax asset	153,773
Valuation allowance	(153,773)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision

December 31,
2019
Federal
Current	$1,120,521
Deferred	(153,773)

State
Current	—
Deferred	—
Change in valuation allowance	153,773
Income tax provision	$1,120,521

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	3.3%
Income tax provision	24.3%